Document and Entity Information	Jun. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001830043
Document Type	8-K
Document Period End Date	Jun. 29, 2026
Entity Registrant Name	Bumble Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40054
Entity Tax Identification Number	85-3604367
Entity Address, Address Line One	1105 West 41st Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	512
Local Phone Number	696-1409
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	BMBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false